CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2016	¥ 260	¥ 4,036,959	¥ (192,080)	¥ (858,665)	¥ 2,986,474
Balance (in shares) at Dec. 31, 2016	760,009,043
Changes in shareholders' equity
Loss for the year				(326,900)	(326,900)
Other comprehensive loss			(8,608)		(8,608)
Total comprehensive loss			(8,608)	(326,900)	(335,508)
Issuance of ordinary shares	¥ 21	649,813			649,834
Issuance of ordinary shares (in shares)	64,257,028
Shares surrendered (in shares)	(866,655)
Shares issued to depository bank	¥ 7	(7)
Shares issued to depository bank (in shares)	20,000,000
Share-based compensation		59,843			59,843
Exercise of share options		4,180			¥ 4,180
Exercise of share options (in shares)	816,880				816,880
Vesting of restricted shares (in shares)	1,621,120
Settlement of liability-classified restricted shares award		4,462			¥ 4,462
Settlement of liability-classified restricted shares award (in shares)	502,000
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(2,940,000)
Conversion of convertible bonds	¥ 32	1,106,195			1,106,227
Conversion of convertible bonds (in shares)	97,870,263
Balance at Dec. 31, 2017	¥ 320	5,861,445	(200,688)	(1,185,565)	4,475,512
Balance (in shares) at Dec. 31, 2017	941,269,679
Adjusted balance at Dec. 31, 2017	¥ 320	5,861,445	(200,688)	(1,184,839)	4,476,238
Adjusted balance (in shares) at Dec. 31, 2017	941,269,679
Changes in shareholders' equity
Impact of change in accounting policy				726	726
Loss for the year				(430,268)	(430,268)
Other comprehensive loss			61,434		61,434
Total comprehensive loss			61,434	(430,268)	(368,834)
Issuance of ordinary shares	¥ 21	1,283,287			1,283,308
Issuance of ordinary shares (in shares)	65,800,000
Shares surrendered (in shares)	(36)
Share-based compensation		105,877			105,877
Exercise of share options		18,979			¥ 18,979
Exercise of share options (in shares)	3,614,464				3,614,464
Vesting of restricted shares (in shares)	7,066,060
Settlement of liability-classified restricted shares award		6,357			¥ 6,357
Settlement of liability-classified restricted shares award (in shares)	260,560
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(10,941,084)
Balance at Dec. 31, 2018	¥ 341	7,275,945	(139,254)	(1,615,107)	5,521,925
Balance (in shares) at Dec. 31, 2018	1,007,069,643
Changes in shareholders' equity
Loss for the year				(442,083)	(442,083)
Other comprehensive loss			86,570		86,570
Total comprehensive loss			86,570	(442,083)	(355,513)
Issuance of ordinary shares	¥ 55	4,934,071			4,934,126
Issuance of ordinary shares (in shares)	160,400,184
Shares surrendered (in shares)	(8)
Shares issued to depository bank	¥ 16	(16)
Shares issued to depository bank (in shares)	48,962,896
Redeemable preferred shares dividends		(40,344)			(40,344)
Change in redemption value of redeemable preferred shares		(17,760)			(17,760)
Share-based compensation		189,756			189,756
Exercise of share options		53,407			¥ 53,407
Exercise of share options (in shares)	10,150,336				10,150,336
Vesting of restricted shares (in shares)	8,885,120
Settlement of liability-classified restricted shares award		7,984			¥ 7,984
Settlement of liability-classified restricted shares award (in shares)	237,312
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(19,272,768)
Balance at Dec. 31, 2019	¥ 412	¥ 12,403,043	¥ (52,684)	¥ (2,057,190)	¥ 10,293,581
Balance (in shares) at Dec. 31, 2019	1,216,432,715